Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Cash Flows from Operating Activities:
Net income	$ 4,825,591	$ 5,124,908
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization, bank premises and equipment	969,661	969,691
Provision for loan losses	510,000	540,000
Deferred income tax	(172,374)	755,139
Gain on sale of securities available-for-sale	(17,502)	(27,838)
Gain on sale of loans	(424,240)	(460,505)
Loss on sale of bank premises and equipment	130,603	6,610
Loss on sale of OREO	20,058	1,840
Income from CFSG Partners	(361,044)	(272,821)
Amortization of bond premium, net	148,526	239,580
Write down of OREO	75,820	10,000
Proceeds from sales of loans held for sale	24,397,411	21,346,042
Originations of loans held for sale	(25,146,321)	(20,702,287)
Increase in taxes payable	54,669	784,222
Decrease in interest receivable	65,235	79,857
Decrease in mortgage servicing rights	18,886	17,114
(Increase) decrease in other assets	(309,552)	345,847
Increase in cash surrender value of BOLI	(106,912)	(110,267)
Amortization of core deposit intangible	272,695	272,700
Amortization of limited partnerships	565,335	591,122
Increase in deferred net loan costs	(13,097)	(2,965)
Decrease in interest payable	(11,038)	(11,632)
Increase (decrease) in accrued expenses	23,407	(36,802)
Increase (decrease) in other liabilities	76,798	(116,873)
Net cash provided by operating activities	5,592,615	9,342,682
Investments - held-to-maturity
Maturities and pay downs	40,831,786	41,212,607
Purchases	(42,375,260)	(45,086,640)
Investments - available-for-sale - Maturities, calls, pay downs and sales	15,522,796	19,836,586
Purchases	(9,234,828)	(17,745,980)
Proceeds from redemption of restricted equity securities	890,800	300,400
Increase in limited partnership contributions payable	975,000	0
Investments in limited partnerships	(975,500)	0
Increase in loans, net	(10,903,013)	(8,873,368)
Capital expenditures net of proceeds from sales of bank premises and equipment	(1,071,523)	(741,781)
Proceeds from sales of OREO	966,615	288,865
Recoveries of loans charged off	98,370	54,798
Net cash used in investing activities	(5,274,757)	(10,754,513)
Cash Flows from Financing Activities:
Net increase in demand and interest-bearing transaction accounts	10,113,515	5,413,135
Net (decrease) increase in money market and savings accounts	(2,187,668)	13,983,022
Net decrease in time deposits	(5,459,748)	(7,929,263)
Net decrease in repurchase agreements	(6,469,723)	(1,101,654)
Net increase in short-term borrowings	10,000,000	0
Proceeds from long-term borrowings	0	6,000,000
Repayments on long-term borrowings	0	(6,000,000)
Decrease in capital lease obligations	(81,179)	(71,498)
Dividends paid on preferred stock	(81,250)	(81,250)
Dividends paid on common stock	(2,262,089)	(2,168,476)
Net cash provided by financing activities	3,571,858	8,044,016
Net increase in cash and cash equivalents	3,889,716	6,632,185
Cash and cash equivalents:
Beginning	24,962,174	18,329,989
Ending	28,851,890	24,962,174
Supplemental Schedule of Cash Paid (Received) During the Period:
Interest	2,656,688	3,067,376
Income taxes, net of refunds	1,317,000	(345,087)
Supplemental Schedule of Noncash Investing and Financing Activities:
Unrealized (loss) gain on securities available-for-sale during the year	(57,502)	60,640
Loans transferred to OREO	86,173	433,500
Investment in limited partnership, not yet paid	975,000	0
Common Shares Dividends Paid:
Dividends declared	3,172,179	3,130,868
Increase in dividends payable attributable to dividends declared	(24,847)	(55,980)
Dividends reinvested	(885,243)	(906,412)
Total	$ 2,262,089	$ 2,168,476